1. BACKGROUND OF THE COMPANY	12 Months Ended
Dec. 31, 2017
Background Of Company
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

On January 1, 2017, Telesat Holdings Inc. completed a corporate reorganization, of companies under common control, pursuant to which Telesat Holdings Inc. amalgamated with Telesat Interco Inc. and immediately thereafter the newly amalgamated company amalgamated with Telesat Canada. The continuing entity, existing under the laws of Canada, is named Telesat Canada. The reorganization has been accounted for as a continuation of Telesat Holdings Inc.

Telesat Canada (the “Company” or “Telesat”) is a Canadian corporation. Telesat is a leading global satellite operator providing reliable and secure satellite-delivered communication solutions worldwide to broadcast, telecom, corporate and government customers. Headquartered in Ottawa, Canada, the Company’s state-of-the-art fleet consists of 15 satellites, the Canadian payload on ViaSat-1, and two new geostationary satellites under construction. An additional satellite has recently been launched into low earth orbit (“LEO”) as part of Telesat’s plans to deploy an advanced, global LEO constellation.

As at December 31, 2017, Loral Space and Communications Inc. (“Loral”) and Canada’s Public Sector Pension Investment Board (“PSP Investments”) indirectly held economic interests in Telesat of approximately 63% and 36%, respectively, with the remaining economic interest held by various individuals. Loral indirectly held a voting interest of 33% on all matters including the election of directors. PSP Investments indirectly held a voting interest of 67% on all matters except for the election of directors, and a 29% voting interest for the election of directors. The remaining voting interest of 38% for the election of directors is held by shareholders of the Company’s Director Voting Preferred Shares.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the audited consolidated financial statements of Telesat Canada.

On February 28, 2018, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.